Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Registration Statement	false
Entity Registrant Name	NEOGAMES S.A.
Entity Central Index Key	0001821349
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2023
Entity Emerging Growth Company	true
Entity File Number	001-39721
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	N4
Entity Filer Category	Accelerated Filer
Title of 12(g) Security	Ordinary Shares, no par value
Trading Symbol	NGMS
Security Exchange Name	NASDAQ
Entity Address, Address Line One	10 Habarzel Street
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971014
Entity Interactive Data Current	Yes
Entity Address, City or Town	Tel Aviv
Document Shell Company Report	false
Document Transition Report	false
Entity Common Stock, Shares Outstanding	33,741,041
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	1185
Auditor Name	Ziv Haft
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	63-65, rue de Merl
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2146
Contact Personnel Name	Moti Malul
City Area Code	972
Local Phone Number	3-607-2571
Entity Address, City or Town	Luxembourg